Summary of Significant Accounting Policies - Additional Information (Detail) - USD ($)	3 Months Ended				9 Months Ended
	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2020
Significant Accounting Policies [Line Items]
Federal depository insurance coverage limit	$ 250,000			$ 250,000	$ 250,000
Gain on marketable securities (net), dividends and interest, held in Trust Account	117,709				758,660
Taxes on gain on marketable securities (net), dividend and interest, held in Trust Account	64,000				278,000
Net income attributable to class a common stock	53,000				480,000
Net income	(2,297,073)	$ (390,789)	$ 251,144	(720)	(2,436,718)
Net loss attributable to class B common stock	54,000				481,000
Unrecognised tax benefits	0			0	0
Accrued interest and penalties on unrecognised tax benefits	$ 0			$ 0	$ 0
Class A Shares [Member]
Significant Accounting Policies [Line Items]
Number of shares subject to possible redemption	21,589,737				21,589,737
Antidilutive securities excluded from computation of earnings per share, amount					18,100,000
Common stock, par value	$ 0.0001			$ 0.0001	$ 0.0001
Class B Shares [Member]
Significant Accounting Policies [Line Items]
Common stock, par value	$ 0.0001			$ 0.0001	$ 0.0001